ARROW DYNAMIC ALPHA ETF

DBCS

PROSPECTUS

December 12, 2022

1-877-ARROW-FD

(1-877-277-6933)

www.ArrowFunds.com

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”).

Table of Contents

Fund Summary: Arrow Dynamic Alpha ETF	1
Additional Information About the Principal Investment Strategies and Risks	10
Investment Objective	10
Principal Investment Strategies	10
Principal Investment Risks	13
Portfolio Holdings Information	19
Management of the Fund	19
Investment Advisor	19
Portfolio Managers	20
Investment Subsidiary	21
Net Asset Value	22
Premium/Discount Information	23
How to Buy and Sell Shares	23
Share Trading Prices	24
Book Entry	24
Frequent Purchases and Redemptions of Shares	24
Distribution and Service Plan	25
Dividends, Other Distributions and Taxes	25
Taxes	26
Fund Service Providers	27
Other Information	28
Privacy Notice	30

Fund Summary: Arrow Dynamic Alpha ETF

Investment Objective

The Arrow Dynamic Alpha ETF seeks to achieve long-term capital appreciation that is greater than that of the stock market as a whole, as measured by the S&P 500 Index, with income as a secondary objective.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, on their purchases and sales of shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (1)	0.20%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver (2)	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%

(1) Other Expenses are estimated for the current fiscal year.

(2) The Fund’s advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2023 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation) will not exceed 1.00% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit and any then-current expense limit. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Fund’s advisor.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR	3 YEARS
$102	$350

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund seeks capital appreciation by dynamically managing its allocation to Bitcoin futures and gold futures. The Fund does not invest in Bitcoin or gold directly.

The advisor uses quantitative research that follows the methods of the AI Dynamic Bitcoin Index to determine the anticipated rise and fall of Bitcoin and gold. The index is designed and maintained by an indirect affiliate of the advisor and is intended to capture Bitcoin uptrends while incorporating dynamic allocations to gold and cash to attempt to minimize the downside risk and volatility when compared to a pure Bitcoin investment. Unlike the index, the Fund will be exposed to bitcoin futures.

The advisor allocates assets by incorporating three long-term trend-following models, that employ a rules-based methodology that largely depends on the relative performance of Bitcoin and gold, and the Fund’s portfolio will dynamically change based on the indicators described below.

Bitcoin to Gold Model. When the relative trends of Bitcoin compared to gold weaken, based on the model’s “Bitcoin to Gold Indicator,” the allocation to Bitcoin futures is reduced and allocation to gold futures increases.

Bitcoin to Cash Model. When the relative trends of Bitcoin compared to cash weaken, based on the model’s “Bitcoin to Cash Indicator,” the allocation to Bitcoin futures is reduced and allocation to cash increases.

Gold to Cash Model. When the relative trends of gold compared to cash weaken, based on the model’s “Gold to Cash Indicator,” the allocation to gold futures is reduced and allocation to cash increases.

The advisor re-weights allocations to the three models in a manner similar to the AI Dynamic Bitcoin Index. The Fund’s allocation to these models may be driven by their relative performance for an extended period. Each model is independently driven by its long-term trend-following methodology. The Fund may allocate up to 25% of its net assets to Bitcoin futures, and up to 25% of its net assets in gold futures. Allocations may shift frequently based upon model signals.

The advisor dynamically allocates the Fund’s assets and may have a significant allocation to cash investments for prolonged periods of time when the advisor expects Bitcoin or gold to fall in value.

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Bitcoin Futures

Bitcoin is a digital asset, commonly referred to as a “cryptocurrency.” The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network commonly referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible open-source software that follows the rules governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is not backed by any government, corporation, or other entity. Rather, its value is determined by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership records and transaction records for Bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the “Bitcoin Protocol.” No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (i) a decentralized group of participants running software that results in the recording and validation of transactions (this group is commonly referred to as “miners”), (ii) software developers who propose improvements to the Bitcoin Protocol and related software and (iii) users who choose which version of the Bitcoin software to run. Occasionally, developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is referred to as a “fork.”

The Fund achieves an allocation to Bitcoin through Bitcoin futures. Bitcoin futures are intended to track, although not lockstep, the price of Bitcoin. The Fund only invests in standardized, cash-settled Bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Chicago Mercantile Exchange (the “CME”). As of the date of this prospectus, only the CME has such contracts. The value of Bitcoin futures is determined by reference to the CME CF Bitcoin Reference Rate, which is designed to provide an indication of the price of Bitcoin across certain cash Bitcoin exchanges. The Fund invests primarily in front-month Bitcoin futures. Front-month Bitcoin futures contracts are those contracts with the shortest time to maturity.

Gold and Gold Futures Contracts

The Fund achieves an allocation to gold through gold futures. Gold futures are intended to track, although not lockstep, the price of gold. The Fund invests in standardized gold futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Commodity Exchange Inc. (commonly known as COMEX), which is a part of the Chicago Mercantile Exchange Group. The value of gold futures is determined by reference to 100 troy ounces of gold subject to an assay minimum fineness (i.e. 99.5% pure). The advisor invests primarily in front-month gold futures. Front-month gold futures contracts are those contracts with the shortest time to maturity.

Investing through a Subsidiary

To achieve an allocation to Bitcoin futures and gold futures consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies, the Fund employs a subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests in Bitcoin futures and gold futures, as well as cash equivalents, which are intended to serve as margin or collateral for the Subsidiary’s investments in futures. When viewed on a consolidated basis, the Subsidiary is subject to the same investment restrictions as the Fund.

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The Fund consolidates the Subsidiary for purposes of financial statements, leverage and concentration. The advisor is solely responsible for managing the assets of the Subsidiary.

Cash Investments

To generate income, the advisor allocates a significant portion of the Fund’s portfolio to cash investments. Cash investments consist of high-quality short-term securities, including (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds and short duration fixed income ETFs; (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the advisor to be of comparable quality; and (iv) repurchase agreements (contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price). A portion of cash investments serve as the collateral for investments in Bitcoin futures and gold futures held by the Subsidiary. The Fund will invest at least 50% of its net assets in cash at all times.

Principal Risks of Investing in the Fund

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”), price of shares, and performance. The following describes the risks the Fund bears with respect to its direct investments as well as indirectly through investments in the Subsidiary. As with any fund, there is no guarantee that the Fund will achieve its objective.

The following risks apply to the Fund’s investments:

  Bitcoin Risk. The value of the Fund’s investment in Bitcoin futures is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of Bitcoin futures. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investment in Bitcoin futures.

The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues.

Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of Bitcoin.

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Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Bitcoin in a way that artificially increases the price of Bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. The creation of a “fork” (as described above) or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the Fund.

The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund.

o	Bitcoin Tax Risk. By investing in Bitcoin futures indirectly through the Subsidiary, the Fund will obtain an allocation to the cryptocurrency Bitcoin within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by the Fund from its investments in the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

o   Bitcoin Futures Contract Risk. The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. The successful use of futures contracts draws upon the advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. Bitcoin futures may trade at a price premium above Bitcoin. As a futures contract approaches expiration, the price premium will tend to erode, which will result in losses to the Fund assuming other things equal.

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•	Gold Risk. The price of gold may be volatile and gold futures contracts may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold has sales commission, storage, insurance, and auditing expenses, which may tend to reduce trading and liquidity.

o   Gold Futures Risk. Gold futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for gold because changes in futures prices may not track those of the underlying gold bullion. Lack of correlation (or tracking) may be due to factors unrelated to the value of gold, such as speculative or other pressures on the markets. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions.

•	Active Management Risk. The Fund is actively managed and its performance reflects the investment decisions that Arrow Investment Advisors makes for the Fund. The advisor’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other market segments and funds with a similar investment objective and/ or strategies. The advisor’s reliance historical data may not produce the desired result if historical relationships prove unreliable or significantly different.

•	Authorized Participant Risk. The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.

•	Cash and Money Market Instruments Risk. Cash held by the Fund may be adversely affected by low interest rates on cash holdings. Money market instruments may be adversely affected by market and economic events affecting issuers of money market instruments. Defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of the Fund.

•	Cash Purchases and Redemption Risk. The Fund expects to affect all of its creations and redemption in cash rather than in-kind. Cash purchases and redemptions may increase brokerage and other transaction costs. The relatively high costs associated with obtaining an allocation to Bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a capital gain or loss.

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•	Depositary Receipt Risk. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•	Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Fund’s shares is halted, investors may be temporarily unable to trade shares of the Fund.

•	ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

o   Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o   Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o   Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV:

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

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▪	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

▪	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

•	New Fund Risk. The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s Shares will develop or be maintained, or that the Fund’s Shares’ listing will continue unchanged.

•	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

•	Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level or subject to penalties. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
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Management of the Fund

Investment Advisor. Arrow Investment Advisors, LLC

Portfolio Managers

Name	Title with Advisor	When Began Managing the Fund
Joseph Barrato	Chief Executive Officer	2022
Jonathan Guyer	Portfolio Manager	2022
Amit Gutt	Portfolio Manager	2022

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor. Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market. Recent information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.ArrowFunds.com.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Principal Investment Strategies and Risks

Investment Objective

The Fund seeks to achieve long-term capital appreciation that is greater than that of the stock market as a whole, as measured by the S&P 500 Index, with income as a secondary objective. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval by the Trust’s Board of Trustees upon written notice to shareholders.

Principal Investment Strategies

The Fund’s name reflects aspects of the advisor’s strategy and asset selection. “Dynamic” in the Fund’s name refers to an active asset allocation portfolio strategy that shifts the percentage of assets held in various categories to take advantage of market pricing anomalies or strong market sectors.

The Fund seeks capital appreciation by dynamically managing its allocation to Bitcoin futures and gold futures. The Fund does not invest in Bitcoin or gold directly.

The advisor uses quantitative research that follows the methods of the AI Dynamic Bitcoin Index to determine the anticipated rise and fall of Bitcoin and gold e. The index is designed and maintained by an indirect affiliate of the advisor and is intended to capture the Bitcoin market's uptrends while incorporating dynamic allocations to gold and cash to attempt to minimize the downside risk and volatility when compared to a pure Bitcoin investment. Unlike the index, the Fund will be exposed to bitcoin futures.

The advisor allocates assets by incorporating three long-term trend-following models, that employ a rules-based methodology that largely depends on the relative performance of Bitcoin and gold, and the Fund’s portfolio will dynamically change based on the indicators described below.

Bitcoin to Gold Model. When the relative trends of Bitcoin compared to gold weaken, based on the model’s “Bitcoin to Gold Indicator,” the allocation to Bitcoin futures is reduced and allocation to gold increases.

Bitcoin to Cash Model. When the relative trends of Bitcoin compared to cash weaken, based on the model’s “Bitcoin to Cash Indicator,” the allocation to Bitcoin futures is reduced and allocation to cash increases.

Gold to Cash Model. When the relative trends of gold compared to cash weaken, based on the model’s “Gold to Cash Indicator,” the allocation to gold futures is reduced and allocation to cash increases.

The advisor re-weights allocations to the three models in a manner similar to the AI Dynamic Bitcoin Index. The Fund’s allocations to these models may be driven by their relative performance for an extended period. Each model is independently driven by its long-term trend-following methodology. The Fund may allocate up to 25% of its net assets to Bitcoin futures, and up to 25% of its net assets in gold futures. Allocations may shift frequently based upon model signals.

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However, under most market conditions, the advisor expects the Fund’s portfolio to have an allocation to (i) Bitcoin through futures contracts and (ii) gold through futures contracts. The advisor dynamically allocates the Fund’s assets and may increase cash investments for prolonged periods of time when the advisor expects Bitcoin or gold to fall in value.

Bitcoin Futures

Bitcoin is a digital asset, commonly referred to as a “cryptocurrency.” The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network commonly referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible open-source software that follows the rules governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is not backed by any government, corporation, or other entity. Rather, its value is determined by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership records and transaction records for Bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the “Bitcoin Protocol.” No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (i) a decentralized group of participants running software that results in the recording and validation of transactions (this group is commonly referred to as “miners”), (ii) software developers who propose improvements to the Bitcoin Protocol and related software and (iii) users who choose which version of the Bitcoin software to run. Occasionally, developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is referred to as a “fork.”

The Fund achieves an allocation to Bitcoin through Bitcoin futures. Bitcoin futures are intended to track, although not lockstep, the price of Bitcoin. The Fund only invests in standardized, cash-settled Bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Chicago Mercantile Exchange (the “CME”). As of the date of this prospectus, only the CME has such contracts. The value of Bitcoin futures is determined by reference to the CME CF Bitcoin Reference Rate, which is designed to provide an indication of the price of Bitcoin across certain cash Bitcoin exchanges. The advisor invests primarily in front-month Bitcoin futures. Front-month Bitcoin futures contracts are those contracts with the shortest time to maturity.

The Fund may invest in in exchange-traded products (“ETPs”), including exchange-traded notes (“ETNs”) and non-U.S. ETFs, and private investment trusts traded over-the-counter that provide exposure to or directly hold Bitcoin in limited circumstances, for example to manage inflows and outflows or respond to unusual market conditions.

Gold and Gold Futures Contracts

The Fund achieves an allocation to gold through gold futures. Gold futures are intended to track, although not lockstep, the price of gold. The Fund invests in standardized gold futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Commodity Exchange Inc. (commonly known as COMEX), which is a part of the Chicago Mercantile Exchange Group. The value of gold futures is determined by reference to 100 troy ounces of gold subject to an assay minimum fineness (i.e. 99.5% pure). The advisor invests primarily in front-month gold futures. Front-month gold futures contracts are those contracts with the shortest time to maturity.

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Investing through a Subsidiary

To achieve an allocation to Bitcoin futures and gold futures consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies, the Fund employs a subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests in Bitcoin futures and gold futures, as well as cash equivalents, which are intended to serve as margin or collateral for the Subsidiary’s investments in futures. When viewed on a consolidated basis, the Subsidiary is subject to the same investment restrictions as the Fund. The Fund consolidates the Subsidiary for purposes of financial statements, leverage and concentration. The advisor is solely responsible for managing the assets of the Subsidiary.

The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. The financial statements of the Subsidiary will be consolidated with those of the Fund. By investing in Bitcoin futures and gold futures indirectly through the Subsidiary, the Fund intends to obtain an allocation to Bitcoin and gold within the federal tax requirements that apply to the Fund under federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from certain qualifying sources, such as dividends, interest, gains from the sale of stock or other securities, and certain other income derived from securities or derived with respect to the Fund’s business of investing in securities (typically referred to as “qualifying income”). The Fund will make investments in Bitcoin futures and gold futures through the Subsidiary because income from these derivatives is not treated as “qualifying income” for purposes of the 90% gross income requirement if the Fund invests in these derivatives directly.

In the past, the Internal Revenue Service (the “IRS”) issued a number of private letter rulings to other mutual funds (including other Arrow funds), which indicated that certain income from a fund’s investment in a wholly-owned foreign subsidiary would constitute “qualifying income” for purposes of Subchapter M. However, the Fund does not have a private letter ruling and the IRS no longer issues such private letter rulings. Moreover, the IRS issued regulations that provide that the income which the Fund derives from its investment in the Subsidiary in any taxable year would only be treated as “qualifying income” for purposes of the 90% gross income requirement of Subchapter M to the extent that the Subsidiary makes certain dividend distributions to the Fund out of the Subsidiary’s earnings and profits for that same taxable year.

Therefore, the Subsidiary may, no less than annually, declare and may distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year. Because the Fund may invest a substantial portion of its assets in the Subsidiary, which will hold some of the investments described in this Prospectus, the Fund is considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, some references to the Fund also include the Subsidiary.

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The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Fund’s custodian also serves as the custodian to the Subsidiary. The investment advisor to the Subsidiary will also comply with the provisions of the 1940 Act regarding investment advisory contracts.

Cash Investments

Cash investments consist of high-quality short-term securities, including (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds and short duration fixed income ETFs; (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the advisor to be of comparable quality; and (iv) repurchase agreements (contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price). A portion of cash investments serve as collateral for investments in Bitcoin futures and gold futures held by the Subsidiary. The Fund will invest at least 50% of its net assets in cash at all times.

Principal Investment Risks

The following risks apply to the Fund’s direct investments and investments in and through the Subsidiary:

  Bitcoin Risk. The value of the Fund’s investment in Bitcoin futures is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of Bitcoin futures. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investment in Bitcoin futures.

The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of Bitcoin.

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Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Bitcoin in a way that artificially increases the price of Bitcoin).

Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. The creation of a “fork” (as described above) or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the Fund.

The price of Bitcoin may be impacted by various additional factors, including:

o	Available supply of Bitcoin, including the possibility of sales of Bitcoin by large holders may impact the price of Bitcoin;
o	Global Bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of Bitcoin as payment and the reputation regarding the use of Bitcoin for illicit purposes;
o	Investors’ expectations with respect to the rate of inflation of traditional government issued (fiat) currencies and deflation of Bitcoin;
o	Foreign exchange rates between fiat currencies and Bitcoin;
o	Rising interest rates;
o	Operation of Bitcoin exchanges in the United States and foreign jurisdictions, including their regulatory status, trading and custody policies, and cyber security;
o	Investment activities of large investors, such as private funds, that may directly or indirectly invest in Bitcoin;
o	Regulatory measures that restrict the use of Bitcoin as a form of payment;
o	The maintenance and development of the open-source software protocol of the Bitcoin Network;
o	Increased competition from other cryptocurrencies;
o	Investor or Bitcoin Network participant sentiments on the value or utility of Bitcoin; and
o	Dedication of mining power to the Bitcoin Network.

The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund.

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•	Bitcoin Tax Risk. By investing in Bitcoin futures indirectly through the Subsidiary, the Fund will obtain an allocation to the cryptocurrency Bitcoin within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by the Fund from its investments in the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a regulated investment company (RIC), the Fund could be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the Fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution.

•	Bitcoin Futures Contract Risk. The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. The successful use of futures contracts draws upon the advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. Bitcoin futures may trade at a price premium above Bitcoin. As a futures contract approaches expiration, the price premium will tend to erode, which will result in losses to the Fund assuming other things equal. When a Bitcoin futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and buy a Bitcoin futures contract with a later expiration date. Typically, the Fund will sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract (known as “contango” in futures industry parlance). The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin futures is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin futures have historically experienced extended periods of contango. Contango in the bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin futures to underperform bitcoin.

Margin levels for Bitcoin futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, futures commission merchants may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change and may be raised in the future by the exchange and the futures commission merchants. Higher margin requirements could adversely affect the Fund’s ability to obtain sufficient Bitcoin futures to achieve its investment objective. The CME has established position limits on the maximum number of contracts that may be held or controlled and accountability levels that may suppress participation by very large investors.

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•	Gold Risk. The price of gold may be volatile and gold futures contracts may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold has sales commission, storage, insurance, and auditing expenses, which may tend to reduce trading and liquidity.

o	Gold Futures Risk. Gold futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for gold because changes in futures prices may not track those of the underlying gold bullion. Lack of correlation (or tracking) may be due to factors unrelated to the value of gold, such as speculative or other pressures on the markets. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions.

•	Active Management Risk. The Fund is actively managed and its performance reflects the investment decisions that the advisor makes for the Fund. The advisor’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other market segments and funds with a similar investment objective and/ or strategies. The advisor’s reliance historical data may not produce the desired result if historical relationships prove unreliable or significantly different.

•	Authorized Participant Risk. The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund Shares, investors may experience a significantly diminished trading market and the Shares may trade at a discount to NAV.

•	Cash and Money Market Instruments Risk. Cash held by the Fund may be adversely affected by low interest rates on cash holdings. Money market instruments may be adversely affected by market and economic events affecting issuers of money market instruments. Defaults by issuers may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of the Fund.

•	Cash Purchases and Redemption Risk. The Fund expects to affect all of its creations and redemption in cash rather than in-kind. Cash purchases and redemptions may increase brokerage and other transaction costs. The relatively high costs associated with obtaining an allocation to Bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a capital gain or loss.

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•	Depositary Receipt Risk. To the extent the Fund invests in securities of foreign issuers, the Fund’s investments may be in the form of both sponsored and unsponsored depositary receipts (ADRs). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•	Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Fund’s Shares is halted, investors may be temporarily unable to trade Shares of the Fund.

•	ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

o	Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o	Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV:

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.
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▪	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

▪	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

•	New Fund Risk. The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s Shares will develop or be maintained, or that the Fund’s Shares’ listing will continue unchanged.

•	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

•	Tax Risk. In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.

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Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings is available at www.ArrowFunds.com. In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year (July 31) and its semi-annual period ended (January 31) in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters, respectively, with the SEC on Form N-PORT no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”), which is available at www.ArrowFunds.com.

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Management of the Fund

Investment Advisor

Arrow Investment Advisors, LLC (the “Advisor”) located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, serves as the Fund’s investment advisor. Subject to the oversight of the Board of Trustees, the Advisor is responsible for the overall management of the Fund’s business affairs. The Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Advisor was established in February 2006. The Advisor has approximately $372.8 million in assets under management as of July 31, 2022.

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Pursuant to an investment advisory agreement (the “Investment Advisory Agreement”), the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 0.95% of the Fund’s average daily net assets. The Advisor has contractually agreed to defer its fees and/or reimburse expenses of the Fund until December 31, 2023 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation ) will not exceed 1.00%. This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement with respect to the Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

Joseph Barrato, Chief Executive Officer

Joseph Barrato is a founding member of Arrow Investment Advisors, LLC. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm’s research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor’s degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate. Mr. Barrato has served as an Interested Trustee and the Chairman of the Board since the Trust was organized in August 2011.

Jonathan S. Guyer, Portfolio Manager

Jonathan Guyer joined Arrow Investment Advisors, LLC in October 2013 after spending seven years with Longview Funds Management, LLC. During his tenure at Longview, he served the Principal, Director of Research and Chief Investment Officer of the firm.

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Prior to Longview, Mr. Guyer spent seven years as the head of the Proprietary Hedge Fund Group of Alex Brown & Sons, Inc., followed by five years serving as the head of Alternative Investment Product Development for Legg Mason Wood Walker, Inc. Throughout his investment management career, he has had practical experience working with index design, active portfolio management, trading, manager selection, due diligence, marketing and fund administration.

Prior to his career in investment management, Mr. Guyer spent eight years in the audit industry, serving as a senior audit manager for commercial banks and trust companies. Mr. Guyer earned his bachelor’s degree in Business Administration from the University of North Carolina-Wilmington.

Amit Gutt, Portfolio Manager

Mr. Gutt joined Arrow Investment Advisors, LLC in August 2014 as an Investment Strategist. He is responsible for performing quantitative research, portfolio management and trading across multiple asset classes. Prior to joining Arrow, he worked in emerging markets equity research at KAUST Investment Management, a multi-billion dollar endowment, and at the United States Department of Commerce. He holds a B.S. in Financial Economics from University of Maryland Baltimore County, a Master of Arts in Applied Economics from Johns Hopkins University and an MBA in Finance from the NYU Stern School of Business. He is also a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation structure, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Investment Subsidiary

The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a company that is organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of its Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to other investors. If, at any time, the Subsidiary proposes to offer or sell its shares to any investor other than the Fund, shareholders will receive 60 days prior notice of such offer or sale.

As with the Fund, the Advisor is responsible for the Subsidiary’s day-to-day business pursuant to a management agreement with the Subsidiary. Under the management agreement, the Advisor will provide the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The management agreement of the Subsidiary provides for automatic termination upon the termination of the Investment Advisory Agreement with respect to the Fund.

The Advisor has contractually agreed to waive any advisory it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Board of Trustees for such termination. The Subsidiary also bears the fees and expenses incurred in connection with the custody, transfer agency and accounting services that it receives.

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The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s own expense will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that any duplicative fees for similar services provided to the Fund and the Subsidiary will not be material.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Advisor (when viewing the Subsidiary and the Fund on a consolidated basis) is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the SAI. The Trust’s chief compliance officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Trust’s Board regarding the Subsidiary’s compliance with its policies and procedures.

The financial statements of the Subsidiary will be consolidated in the Fund’s financial statements, which are included in the Fund’s annual and semi-annual reports. The Fund’s annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus. Please refer to the SAI for additional information about the organization and management of the Subsidiary.

Net Asset Value

Ultimus Fund Solutions, LLC, the Fund’s administrator, calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern Time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Advisor as the Board’s valuation designee under Board approved procedures.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange are generally valued at the last sales price or official closing price of the exchange where the security is primarily traded. If a security’s market price is not readily available, the security will be valued at the value determined by the Advisor as the valuation designee of the Board. The NAV for the Fund will be calculated and disseminated daily. The value of the Fund’s portfolio securities is based on market value when market quotations are readily available. Money market securities maturing in 60 days or less may be valued on the basis of amortized cost. Securities not listed or traded on an exchange for which over-the-counter market quotations are readily available are generally valued at the mean of the current bid and ask prices. Debt securities are valued on the basis of prices provided by independent pricing services. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

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Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when the Fund calculates its NAV. Issuer-specific events may cause the last market quotation to be unreliable. These events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using its procedures. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares. Additionally, due to varying holiday schedules, redemption requests made on certain dates may result in a settlement period exceeding seven calendar days.

Premium/Discount Information

Most investors will buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

Information regarding how often the Shares traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.ArrowFunds.com.

How to Buy and Sell Shares

Shares will be listed for trading on the Exchange under the symbol TBCS. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

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APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 50,000 Shares for cash and/or in-kind for securities. Purchases and redemptions with cash instead of in-kind securities could cause the Fund to incur certain costs, which include brokerage costs, taxable gains or losses that it might not otherwise have incurred if it had been made by a redemption in-kind. These costs could be imposed on the Fund and, thus, decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component may be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Shares

Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades.

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To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Shares.

Distribution and Service Plan

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dividends, Other Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

25

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts (“REITs”)) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

26

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct social security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the IRS.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

Fund Service Providers

Ultimus Fund Solutions, LLC (the “Administrator”), is the Fund’s administrator and fund accountant. It has its principal office at 17645 Wright Street, Suite 200, Omaha, NE 68130, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

27

Brown Brothers Harriman and Co., located at 450 Post Office Square, Boston, Massachusetts 02110, is the Fund’s transfer agent and custodian.

The Fund has entered into an ETF Distribution Agreement with Archer Distributors, LLC (the “Distributor”), 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor (“Archer”) also provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. Archer is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Other Information

Investments by Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including the Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in part of Section 12(d)(1) subject to certain terms and conditions; or as set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an investment agreement with the Trust on behalf of the Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

28

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding

To reduce expenses, we mail only one copy of the Prospectus or summary prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-277-6933 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Financial Highlights

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

29

Privacy Notice

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

·         Social Security number                      ·         Purchase History

·         Assets                                              ·         Account Balances

·         Retirement Assets                             ·         Account Transactions

·         Transaction History                           ·         Wire Transfer Instructions

·         Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow Investments Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

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Who we are
Who is providing this notice?	Arrow Investments Trust
What we do
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

  Open an account
  Provide account information
  Give us your contact information
  Make deposits or withdrawals from your account
  Make a wire transfer
  Tell us where to send the money
  Tells us who receives the money
  Show your government-issued ID
  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  Sharing for affiliates’ everyday business purposes – information about your creditworthiness
  Affiliates from using your information to market to you
  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Arrow Investments Trust does not jointly market.

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ARROW DYNAMIC ALPHA ETF

Advisor	Arrow Investment Advisors, LLC 6100 Chevy Chase Drive, Suite 100 Laurel, MD 20707
Distributor	Archer Distributors, LLC 6100 Chevy Chase Drive, Suite 100 Laurel, MD 20707
Legal Counsel	Thompson Hine LLP 41 South High St., Suite 1700 Columbus, OH 43215
Administrator	Ultimus Fund Solutions, LLC 17645 Wright Street, Suite 200 Omaha, NE 68130
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103
Custodian & Transfer Agent	Brown Brothers Harriman and Co. 50 Post Office Square Boston, MA 02110

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s SAI dated December 12, 2022. The SAI provides more details about the Fund’s policies and management. The SAI is incorporated by reference into this Prospectus (i.e., legally made a part of this Prospectus). Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI, the annual report, the semi-annual report, to request other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-877-277-6933 or visit the Fund’s website, at www.ArrowFunds.com. You may also write to:

Overnight Mail: Arrow Funds Arrow Dynamic Alpha ETF c/o Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474	Regular Mail: Arrow Funds Arrow Dynamic Alpha ETF c/o Ultimus Fund Solutions, LLC PO Box 541150 Omaha, Nebraska 68154

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22624

ARROW TACTICAL VOLATILITY ETF

TBCS

PROSPECTUS

December 12, 2022

1-877-ARROW-FD

(1-877-277-6933)

www.ArrowFunds.com

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”).

Table of Contents

Fund Summary: Arrow Tactical Volatility ETF	1
Additional Information About Principal Investment Strategies and Risks	11
Investment Objective	11
Principal Investment Strategies	11
Principal Investment Risks	14
Portfolio Holdings Information	20
Management of the Fund	20
Investment Advisor	20
Portfolio Managers	21
Investment Subsidiary	22
Net Asset Value	23
Premium/Discount Information	24
How to Buy and Sell Shares	24
Share Trading Prices	25
Book Entry	25
Frequent Purchases and Redemptions of Shares	25
Portfolio Holdings	26
Distribution and Service Plan	26
Taxes	27
Fund Service Providers	28
Other Information	29
Privacy Notice	31

Fund Summary: Arrow Tactical Volatility ETF

Investment Objective

The Arrow Tactical Volatility ETF (the “Fund”) seeks capital gains.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, on their purchases and sales of shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver (2)	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver	1.50%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	The Fund’s advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2023 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit and any then-current expense limit. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Fund’s advisor.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR	3 YEARS
$153	$506

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund seeks to capture upside participation in Bitcoin futures while limiting downside risk and volatility by tactically managing its Bitcoin futures exposure. The Fund does not invest in Bitcoin or gold directly.

The advisor uses quantitative research that follows the methods of the AI Tactical Bitcoin Index to determine the anticipated rise and fall of Bitcoin value. The Index is designed and maintained by an indirect affiliate of the advisor and is intended to capture Bitcoin uptrends while incorporating tactical exposure to gold and cash to attempt to minimize the downside risk and volatility when compared to a pure Bitcoin investment. The advisor allocates assets by incorporating three long-term trend-following models that employ a rules-based methodology that largely depends on the relative performance of Bitcoin and gold, and the Fund’s portfolio will change based on the indicators described below. Unlike the index, the Fund will be exposed to bitcoin futures.

Bitcoin to Gold Model. When the relative trends of Bitcoin compared to gold weaken, based on the model’s “Bitcoin to Gold Indicator,” the exposure to Bitcoin futures is reduced, and exposure to gold futures increases.

Bitcoin to Cash Model. When the relative trends of Bitcoin compared to cash weaken, based on the model’s “Bitcoin to Cash Indicator,” the exposure to Bitcoin futures is reduced, and exposure to cash increases.

Gold to Cash Model. When the relative trends of gold compared to cash weaken, based on the model’s “Gold to Cash Indicator,” the exposure to gold futures is reduced, and exposure to cash increases.

The advisor re-weights exposure to the three models in a manner similar to the AI Tactical Bitcoin Index. The Fund’s exposure to these models may be driven by their relative performance for an extended period. Each model is independently driven by its long-term trend-following methodology. The Fund maintains an exposure of (1) more than 25% but less than 75% of its net assets in Bitcoin futures and (2) more than 25% but less than 75% of its net assets in Gold futures.

The advisor tactically allocates the Fund’s assets, and the Fund may have a significant allocation to cash investments for prolonged periods of time when the advisor expects Bitcoin or gold to fall in value.

2

Bitcoin Futures

Bitcoin is a digital asset, commonly referred to as a “cryptocurrency.” The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network commonly referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible open-source software that follows the rules governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is not backed by any government, corporation, or other entity.

Rather, its value is determined by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership records and transaction records for Bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the “Bitcoin Protocol.” No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (i) a decentralized group of participants running software that results in the recording and validation of transactions (this group is commonly referred to as “miners”), (ii) software developers who propose improvements to the Bitcoin Protocol and related software and (iii) users who choose which version of the Bitcoin software to run. Occasionally, developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is referred to as a “fork.”

The Fund achieves exposure to Bitcoin through U.S. Bitcoin futures. Bitcoin futures are intended to track, although not lockstep, the price of Bitcoin. The Fund only invests in standardized, cash-settled Bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Chicago Mercantile Exchange (the “CME”). As of the date of this prospectus, only the CME has such contracts. The value of Bitcoin futures is determined by reference to the CME CF Bitcoin Reference Rate, which is designed to provide an indication of the price of Bitcoin across certain cash Bitcoin exchanges. The Fund invests primarily in front-month Bitcoin futures. Front-month Bitcoin futures contracts are those contracts with the shortest time to maturity.

Gold Futures

The Fund achieves exposure to gold through gold futures. Gold futures are intended to track, although not lockstep, the price of gold. The Fund invests in standardized gold futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Commodity Exchange Inc. (commonly known as COMEX), which is a part of the Chicago Mercantile Exchange Group. The value of gold futures is determined by reference to 100 troy ounces of gold subject to an assay minimum of 995 fineness (i.e. 99.5% pure). The advisor invests primarily in front-month gold futures. Front-month gold futures contracts are those contracts with the shortest time to maturity.

Investing through a Subsidiary

To achieve exposure to Bitcoin futures and gold futures consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies, the Fund employs a subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Bitcoin futures and gold futures, as well as cash equivalents, which are intended to serve as margin or collateral for the Subsidiary’s investments in futures. When viewed on a consolidated basis, the Subsidiary is subject to the same investment restrictions as the Fund.

3

The Fund consolidates the Subsidiary for purposes of financial statements, leverage and concentration. The advisor is solely responsible for managing the assets of the Subsidiary.

Cash Investments

The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles. These include (i) U.S. Treasury Bills (U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government); or (ii) Repurchase Agreements (contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price). Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions. A portion of cash investments serve as collateral for investments in Bitcoin and gold futures held by the Subsidiary.

Borrowing

The Fund may engage in reverse repurchase agreements and use the proceeds for investment purposes. Reverse repurchase agreements are contracts in which the Fund is a seller of securities under an agreement to buy the securities back at a specified time and price. Reverse repurchase agreements are used by the Fund as an indirect means of borrowing.

Principal Risks of Investing in the Fund

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”), price of shares, and performance. The following describes the risks the Fund bears with respect to its direct investments as well as indirectly through investments in the Subsidiary. As with any fund, there is no guarantee that the Fund will achieve its objective.

The following risks apply to the Fund’s investments:

•	Bitcoin Risk. The value of the Fund’s investment in Bitcoin futures is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of Bitcoin futures. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investment in Bitcoin futures.

4

The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Bitcoin in a way that artificially increases the price of Bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. The creation of a “fork” (as described above) or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the Fund.

The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund.

o	Bitcoin Tax Risk. By investing in Bitcoin futures indirectly through the Subsidiary, the Fund will obtain exposure to the cryptocurrency Bitcoin within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by the Fund from its investments in the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

5

o   Bitcoin Futures Contract Risk. The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. The successful use of futures contracts draws upon the advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. Bitcoin futures may trade at a price premium above Bitcoin. As a futures contract approaches expiration, the price premium will tend to erode, which will result in losses to the Fund assuming other things equal.

  Gold Risk. The price of gold may be volatile and gold futures contracts may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold has sales commission, storage, insurance, and auditing expenses, which may tend to reduce trading and liquidity.

o   Gold Futures Risk. Gold futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for gold because changes in futures prices may not track those of the underlying gold bullion. Lack of correlation (or tracking) may be due to factors unrelated to the value of gold, such as speculative or other pressures on the markets. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions.

•	Concentration Risk. The Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in Bitcoin-linked and gold-linked instruments.

•	Active Management Risk. The Fund is actively managed and its performance reflects the investment decisions that Arrow Investment Advisors makes for the Fund. The advisor’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other market segments and funds with a similar investment objective and/ or strategies. The advisor’s reliance historical data may not produce the desired result if historical relationships prove unreliable or significantly different.

6

•	Authorized Participant Risk. The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.

•	Borrowing Risk. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

•	Cash and Money Market Instruments Risk. Cash held by the Fund may be adversely affected by low interest rates on cash holdings. Money market instruments may be adversely affected by market and economic events affecting issuers of money market instruments. Defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of the Fund.

•	Cash Purchases and Redemption Risk. The Fund expects to affect all of its creations and redemption in cash rather than in-kind. Cash purchases and redemptions may increase brokerage and other transaction costs. The relatively high costs associated with obtaining exposure to Bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a capital gain or loss.

•	Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Fund’s shares is halted, investors may be temporarily unable to trade shares of the Fund.

•	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

o   Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

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o   Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o   Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV:

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

▪	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

▪	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

•	New Fund Risk. The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s Shares will develop or be maintained, or that the Fund’s Shares’ listing will continue unchanged.

•	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

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•	Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level or subject to penalties. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Management of the Fund

Investment Advisor. Arrow Investment Advisors, LLC

Portfolio Managers

Name	Title with Advisor	When Began Managing the Fund
Joseph Barrato	Chief Executive Officer	2022
Jonathan Guyer	Portfolio Manager	2022
Amit Gutt	Portfolio Manager	2022

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor. Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market. Recent information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.ArrowFunds.com.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss.

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Payments to Broker-Dealers and Other Financial Intermediaries

Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About Principal Investment Strategies and Risks

Investment Objective

The Fund seeks capital gains. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval by the Trust’s Board of Trustees upon written notice to shareholders.

Principal Investment Strategies

The Fund seeks to capture upside participation in Bitcoin futures while limiting downside risk and volatility by tactically managing its Bitcoin futures exposure. The Fund does not invest in Bitcoin or gold directly.

The advisor uses quantitative research that follows the methods of the AI Tactical Bitcoin Index to determine the anticipated rise and fall of Bitcoin value. The Index is designed and maintained by an indirect affiliate of the advisor and is intended to capture Bitcoin uptrends while incorporating tactical exposure to gold and cash to attempt to minimize the downside risk and volatility when compared to a pure Bitcoin investment. The advisor allocates assets by incorporating three long-term trend-following models that employ a rules-based methodology that largely depends on the relative performance of Bitcoin and gold, and Fund’s portfolio will change based on the indicators described below. Unlike the index, the Fund will be exposed to bitcoin futures.

Bitcoin to Gold Model. When the relative trends of Bitcoin compared to gold weaken, based on the model’s “Bitcoin to Gold Indicator,” the exposure to Bitcoin futures is reduced, and exposure to gold futures increases.

Bitcoin to Cash Model. When the relative trends of Bitcoin compared to cash weaken, based on the model’s “Bitcoin to Cash Indicator,” the exposure to Bitcoin futures is reduced, and exposure to cash increases.

Gold to Cash Model. When the relative trends of gold compared to cash weaken, based on the model’s “Gold to Cash Indicator,” the exposure to gold futures is reduced, and exposure to cash increases.

The advisor re-weights exposure to the three models in a manner similar to the AI Tactical Bitcoin Index. The Fund’s exposure to these models may be driven by their relative performance for an extended period. Each model is independently driven by its long-term trend-following methodology. The Fund maintains an exposure of (1) more than 25% but less than 75% of its net assets in Bitcoin futures and (2) more than 25% but less than 75% of its net assets in Gold futures instruments.

The advisor tactically allocates the Fund’s assets, and the Fund may have a significant allocation to cash investments for prolonged periods of time when the advisor expects Bitcoin or gold to fall in value.

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Bitcoin Futures

Bitcoin is a digital asset, commonly referred to as a “cryptocurrency.” The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network commonly referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible open-source software that follows the rules governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is not backed by any government, corporation, or other entity. Rather, its value is determined by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership records and transaction records for Bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the “Bitcoin Protocol.” No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (i) a decentralized group of participants running software that results in the recording and validation of transactions (this group is commonly referred to as “miners”), (ii) software developers who propose improvements to the Bitcoin Protocol and related software and (iii) users who choose which version of the Bitcoin software to run. Occasionally, developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is referred to as a “fork.”

The Fund achieves exposure to Bitcoin through U.S. Bitcoin futures. Bitcoin futures are intended to track, although not lockstep, the price of Bitcoin. The Fund only invests in standardized, cash-settled Bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Chicago Mercantile Exchange (the “CME”). As of the date of this prospectus, only the CME has such contracts. The value of Bitcoin futures is determined by reference to the CME CF Bitcoin Reference Rate, which is designed to provide an indication of the price of Bitcoin across certain cash Bitcoin exchanges. The advisor invests primarily in front-month Bitcoin futures. Front-month Bitcoin futures contracts are those contracts with the shortest time to maturity.

Gold Futures

The Fund achieves exposure to gold through gold futures. Gold futures are intended to track, although not lockstep, the price of gold. The Fund invests in standardized gold futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Commodity Exchange Inc. (commonly known as COMEX), which is a part of the Chicago Mercantile Exchange Group. The value of gold futures is determined by reference to 100 troy ounces of gold subject to an assay minimum of 995 fineness (i.e. 99.5% pure). The advisor invests primarily in front-month gold futures. Front-month gold futures contracts are those contracts with the shortest time to maturity.

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Investing through a Subsidiary

To achieve exposure to Bitcoin futures and gold futures consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies, the Fund employs a subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Bitcoin futures and gold futures, as well cash equivalents, which are intended to serve as margin or collateral for the Subsidiary’s investments in futures. When viewed on a consolidated basis, the Subsidiary is subject to the same investment restrictions as the Fund. The Fund consolidates the Subsidiary for purposes of financial statements, leverage and concentration. The advisor is solely responsible for managing the assets of the Subsidiary.

The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. The financial statements of the Subsidiary will be consolidated with those of the Fund. By investing in Bitcoin futures and gold futures indirectly through the Subsidiary, the Fund intends to obtain exposure to Bitcoin and gold within the federal tax requirements that apply to the Fund under federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from certain qualifying sources, such as dividends, interest, gains from the sale of stock or other securities, and certain other income derived from securities or derived with respect to the Fund’s business of investing in securities (typically referred to as “qualifying income”). The Fund will make investments in Bitcoin futures and gold futures through the Subsidiary because income from these derivatives is not treated as “qualifying income” for purposes of the 90% gross income requirement if the Fund invests in these derivatives directly.

In the past, the Internal Revenue Service (the “IRS”) issued a number of private letter rulings to other mutual funds (including other Arrow funds), which indicated that certain income from a fund’s investment in a wholly-owned foreign subsidiary would constitute “qualifying income” for purposes of Subchapter M. However, the Fund does not have a private letter ruling and the IRS no longer issues such private letter rulings. Moreover, the IRS issued regulations that provide that the income which the Fund derives from its investment in the Subsidiary in any taxable year would only be treated as “qualifying income” for purposes of the 90% gross income requirement of Subchapter M to the extent that the Subsidiary makes certain dividend distributions to the Fund out of the Subsidiary’s earnings and profits for that same taxable year. Therefore, the Subsidiary may, no less than annually, declare and may distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year. Because the Fund may invest a substantial portion of its assets in the Subsidiary, which will hold some of the investments described in this Prospectus, the Fund is considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, some references to the Fund also include the Subsidiary.

The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions and custody.

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The Fund’s custodian also serves as the custodian to the Subsidiary. The investment advisor to the Subsidiary will also comply with the provisions of the 1940 Act regarding investment advisory contracts.

Cash Investments

The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles. For example: (i) U.S. Treasury Bills: U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government; or (ii) Repurchase Agreements: Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions. A portion of cash investments serve as collateral for investments in Bitcoin and gold futures held by the Subsidiary.

Borrowing

The Fund seeks to engage in reverse repurchase agreements and use the proceeds for investment purposes. Reverse repurchase agreements are contracts in which the Fund is a seller of securities under an agreement to buy the securities back at a specified time and price. Reverse repurchase agreements are used by the Fund as an indirect means of borrowing.

Principal Investment Risks

The following risks apply to the Fund’s direct investments and investments in and through the Subsidiary:

•	Bitcoin Risk. The value of the Fund’s investment in Bitcoin futures is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of Bitcoin futures. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investment in Bitcoin futures.

The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin.

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Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Bitcoin in a way that artificially increases the price of Bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. The creation of a “fork” (as described above) or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the Fund.

The price of Bitcoin may be impacted by various additional factors, including:

o	Available supply of Bitcoin, including the possibility of sales of Bitcoin by large holders may impact the price of Bitcoin;

o	Global Bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of Bitcoin as payment and the reputation regarding the use of Bitcoin for illicit purposes;

o	Investors’ expectations with respect to the rate of inflation of traditional government issued (fiat) currencies and deflation of Bitcoin;

o	Foreign exchange rates between fiat currencies and Bitcoin;

o	Rising interest rates;

o	Operation of Bitcoin exchanges in the United States and foreign jurisdictions, including their regulatory status, trading and custody policies, and cyber security;

o	Investment activities of large investors, such as private funds, that may directly or indirectly invest in Bitcoin;

o	Regulatory measures that restrict the use of Bitcoin as a form of payment;

o	The maintenance and development of the open-source software protocol of the Bitcoin Network;

o	Increased competition from other cryptocurrencies;

o	Investor or Bitcoin Network participant sentiments on the value or utility of Bitcoin; and

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o	Dedication of mining power to the Bitcoin Network.

The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund.

•	Bitcoin Tax Risk. By investing in Bitcoin futures indirectly through the Subsidiary, the Fund will obtain exposure to the cryptocurrency Bitcoin within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by the Fund from its investments in the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a regulated investment company (RIC), the Fund could be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the Fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution.

•	Bitcoin Futures Contract Risk. The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. The successful use of futures contracts draws upon the advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. Bitcoin futures may trade at a price premium above Bitcoin. As a futures contract approaches expiration, the price premium will tend to erode, which will result in losses to the Fund assuming other things equal. When a Bitcoin futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and buy a Bitcoin futures contract with a later expiration date. Typically, the Fund will sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract (known as “contango” in futures industry parlance). The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin futures is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin futures have historically experienced extended periods of contango. Contango in the bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin futures to underperform bitcoin.

Margin levels for Bitcoin futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, futures commission merchants may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change and may be raised in the future by the exchange and the futures commission merchants.

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Higher margin requirements could adversely affect the Fund’s ability to obtain sufficient Bitcoin futures to achieve its investment objective. The CME has established position limits on the maximum number of contracts that may be held or controlled and accountability levels that may suppress participation by very large investors.

  Gold Risk. The price of gold may be volatile and gold futures contracts may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold has sales commission, storage, insurance, and auditing expenses, which may tend to reduce trading and liquidity.

o   Gold Futures Risk. Gold futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for gold because changes in futures prices may not track those of the underlying gold bullion. Lack of correlation (or tracking) may be due to factors unrelated to the value of gold, such as speculative or other pressures on the markets. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions.

•         Concentration Risk. The Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in Bitcoin-linked and gold-linked instruments.

•         Active Management Risk. The Fund is actively managed and its performance reflects the investment decisions that the advisor makes for the Fund. The advisor’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other market segments and funds with a similar investment objective and/ or strategies. The advisor’s reliance historical data may not produce the desired result if historical relationships prove unreliable or significantly different.

•	Authorized Participant Risk. The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund Shares, investors may experience a significantly diminished trading market and the Shares may trade at a discount to NAV.

•	Borrowing Risk. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

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•	Cash and Money Market Instruments Risk. Cash held by the Fund may be adversely affected by low interest rates on cash holdings. Money market instruments may be adversely affected by market and economic events affecting issuers of money market instruments. Defaults by issuers may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of the Fund.

•	Cash Purchases and Redemption Risk. The Fund expects to affect all of its creations and redemption in cash rather than in-kind. Cash purchases and redemptions may increase brokerage and other transaction costs. The relatively high costs associated with obtaining exposure to Bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a capital gain or loss.

•	Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Fund’s Shares is halted, investors may be temporarily unable to trade Shares of the Fund.

•	ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

o	Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o	Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
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▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

▪	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

▪	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

•	New Fund Risk. The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s Shares will develop or be maintained, or that the Fund’s Shares’ listing will continue unchanged.

•	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

•	Tax Risk. In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.

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Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings is available at www.ArrowFunds.com. In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year (July 31) and its second fiscal quarter (January 31) in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters, respectively, with the SEC on Form N-PORT no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Management of the Fund

Investment Advisor

Arrow Investment Advisors, LLC (the “Advisor”) located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, serves as the Fund’s investment advisor. Subject to the oversight of the Board of Trustees, the Advisor is responsible for the overall management of the Fund’s business affairs. The Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Advisor was established in February 2006. The Advisor had approximately $372.8 million in assets under management as of July 31, 2022.

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Pursuant to an investment advisory agreement (the “Investment Advisory Agreement”), the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 1.40% of the Fund’s average daily net assets. The Advisor has contractually agreed to defer its fees and/or reimburse expenses of the Fund until December 31, 2023 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation ) will not exceed 1.50%. This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement with respect to the Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

Joseph Barrato, Chief Executive Officer

Joseph Barrato is a founding member of Arrow Investment Advisors, LLC. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm’s research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor’s degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate. Mr. Barrato has served as an Interested Trustee and the Chairman of the Board since the Trust was organized in August 2011.

Jonathan S. Guyer, Portfolio Manager

Jonathan Guyer joined Arrow Investment Advisors, LLC in October 2013 after spending seven years with Longview Funds Management, LLC. During his tenure at Longview, he served the Principal, Director of Research and Chief Investment Officer of the firm.

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Prior to Longview, Mr. Guyer spent seven years as the head of the Proprietary Hedge Fund Group of Alex Brown & Sons, Inc., followed by five years serving as the head of Alternative Investment Product Development for Legg Mason Wood Walker, Inc. Throughout his investment management career, he has had practical experience working with index design, active portfolio management, trading, manager selection, due diligence, marketing and fund administration.

Prior to his career in investment management, Mr. Guyer spent eight years in the audit industry, serving as a senior audit manager for commercial banks and trust companies. Mr. Guyer earned his bachelor’s degree in Business Administration from the University of North Carolina-Wilmington.

Amit Gutt, Portfolio Manager

Mr. Gutt joined Arrow Investment Advisors, LLC in August 2014 as an Investment Strategist. He is responsible for performing quantitative research, portfolio management and trading across multiple asset classes. Prior to joining Arrow, he worked in emerging markets equity research at KAUST Investment Management, a multi-billion dollar endowment, and at the United States Department of Commerce. He holds a B.S. in Financial Economics from University of Maryland Baltimore County, a Master of Arts in Applied Economics from Johns Hopkins University and an MBA in Finance from the NYU Stern School of Business. He is also a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation structure, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Investment Subsidiary

The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a company that is organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of its Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to other investors. If, at any time, the Subsidiary proposes to offer or sell its shares to any investor other than the Fund, shareholders will receive 60 days prior notice of such offer or sale.

As with the Fund, the Advisor is responsible for the Subsidiary’s day-to-day business pursuant to a management agreement with the Subsidiary. Under the management agreement, the Advisor will provide the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The management agreement of the Subsidiary provides for automatic termination upon the termination of the Investment Advisory Agreement with respect to the Fund.

The Advisor has contractually agreed to waive any advisory it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Board of Trustees for such termination. The Subsidiary also bears the fees and expenses incurred in connection with the custody, transfer agency and accounting services that it receives.

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The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s own expense will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that any duplicative fees for similar services provided to the Fund and the Subsidiary will not be material.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Advisor (when viewing the Subsidiary and the Fund on a consolidated basis) is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary.

These policies and restrictions are described in detail in the SAI. The Trust’s chief compliance officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Trust’s Board regarding the Subsidiary’s compliance with its policies and procedures.

The financial statements of the Subsidiary will be consolidated in the Fund’s financial statements, which are included in the Fund’s annual and semi-annual reports. The Fund’s annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus. Please refer to the SAI for additional information about the organization and management of the Subsidiary.

Net Asset Value

Ultimus Fund Solutions, LLC, the Fund’s administrator, calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern Time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Advisor as the Board’s valuation designee under Board approved procedures.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange are generally valued at the last sales price or official closing price of the exchange where the security is primarily traded. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Advisor as the valuation designee of the Board. The NAV for the Fund will be calculated and disseminated daily. The value of the Fund’s portfolio securities is based on market value when market quotations are readily available. Money market securities maturing in 60 days or less may be valued on the basis of amortized cost. Securities not listed or traded on an exchange for which over-the-counter market quotations are readily available are generally valued at the mean of the current bid and ask prices. Debt securities are valued on the basis of prices provided by independent pricing services. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

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Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when the Fund calculates its NAV. Issuer-specific events may cause the last market quotation to be unreliable. These events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using its procedures. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares. Additionally, due to varying holiday schedules, redemption requests made on certain dates may result in a settlement period exceeding seven calendar days.

Premium/Discount Information

Most investors will buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

Information regarding how often the Shares traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.ArrowFunds.com.

How to Buy and Sell Shares

Shares will be listed for trading on the Exchange under the symbol TBCS. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

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APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 50,000 Shares for cash and/or in-kind for securities. Purchases and redemptions with cash instead of in-kind securities could cause the Fund to incur certain costs, which include brokerage costs, taxable gains or losses that it might not otherwise have incurred if it had been made by a redemption in-kind. These costs could be imposed on the Fund and, thus, decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI. The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component may be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Shares

Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades.

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To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Shares.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI, which is available at www.ArrowFunds.com.

Distribution and Service Plan

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dividends, Other Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

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Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts (“REITs”)) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

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By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct social security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the IRS.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

Fund Service Providers

Ultimus Fund Solutions, LLC (the “Administrator”), is the Fund’s administrator and fund accountant. It has its principal office at 17645 Wright Street, Suite 200, Omaha, NE 68130, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

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Brown Brothers Harriman and Co., located at 450 Post Office Square, Boston, Massachusetts 02110, is the Fund’s transfer agent and custodian.

Archer Distributors, LLC (“Archer”), 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, serves as the distributor for the Fund. Archer, an affiliate of the Advisor, also provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. Archer is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Other Information

Investments by Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including the Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in part of Section 12(d)(1) subject to certain terms and conditions; or as set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an investment agreement with the Trust on behalf of the Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

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Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding

To reduce expenses, we mail only one copy of the Prospectus or summary prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-277-6933 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Financial Highlights

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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Privacy Notice

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

·         Social Security number                               ·         Purchase History

·         Assets                                                       ·         Account Balances

·         Retirement Assets                                      ·         Account Transactions

·         Transaction History                                    ·         Wire Transfer Instructions

·         Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow Investments Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

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Who we are
Who is providing this notice?	Arrow Investments Trust
What we do
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

  Open an account
  Provide account information
  Give us your contact information
  Make deposits or withdrawals from your account
  Make a wire transfer
  Tell us where to send the money
  Tells us who receives the money
  Show your government-issued ID
  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  Sharing for affiliates’ everyday business purposes – information about your creditworthiness
  Affiliates from using your information to market to you
  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Arrow Investments Trust does not jointly market.

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ARROW TACTICAL VOLATILITY ETF

Advisor	Arrow Investment Advisors, LLC 6100 Chevy Chase Drive, Suite 100 Laurel, MD 20707
Distributor	Archer Distributors, LLC 6100 Chevy Chase Drive, Suite 100 Laurel, MD 20707
Legal Counsel	Thompson Hine LLP 41 South High St., Suite 1700 Columbus, OH 43215
Administrator	Ultimus Fund Solutions, LLC 17645 Wright Street, Suite 200 Omaha, NE 68130
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103
Custodian & Transfer Agent	Brown Brothers Harriman and Co. 50 Post Office Square Boston, MA 02110

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s SAI dated December 12, 2022. The SAI provides more details about the Fund’s policies and management. The SAI is incorporated by reference into this Prospectus (i.e., legally made a part of this Prospectus). Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI, the annual report, the semi-annual report, to request other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-877-277-6933 or visit the Fund’s website, at www.ArrowFunds.com. You may also write to:

Overnight Mail: Arrow Funds Arrow Tactical Volatility ETF c/o Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474	Regular Mail: Arrow Funds Arrow Tactical Volatility ETF c/o Ultimus Fund Solutions, LLC PO Box 541150 Omaha, Nebraska 68154

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22624